Digital assets (Tables)	12 Months Ended
Dec. 31, 2021
Digital assets [Abstract]
Details of Bitcoin
The Company’s Bitcoin are either held in custody, subject to lending arrangements or pledged as collateral. The details of the Bitcoin are as follows:

	Amount		Number of digital assets
As at	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Digital assets - held in custody	$206,531,160	$75,505,472	3,518	2,046

Digital assets loaned or pledged
Lending arrangements(i)	117,414,635	-	2,000	-
Pledged as collateral(ii)	-	26,456,199	-	716
Total digital assets	$323,945,795	$101,961,671	5,518	2,762

(i)	Bitcoin subject to lending arrangements.
(ii)
As of December 31, 2020, the Company had pledged 716 Bitcoin as collateral for a loan. This loan has been subsequently repaid in 2021 and all Bitcoin pledged as collateral has been returned to the Company.

Bitcoin Mined and Transacted
Below is the Company’s bitcoin mined and transacted:

	Amount	Number of Bitcoin
Total digital assets, December 31, 2019	$27,310,725	2,923
Bitcoin mined	38,962,425	2,798
Bitcoin traded for cash	(41,526,945)	(2,955)
Bitcoin paid for services	(43,485)	(4)
Gain on disposition of digital assets	2,815,342	-
Revaluation of digital assets	74,443,609	-
Total digital assets, December 31, 2020	$101,961,671	2,762
Bitcoin mined	165,397,736	2,786
Bitcoin traded for cash	(1,291,060)	(30)
Gain on disposition of digital assets	182,213	-
Revaluation of digital assets	57,695,235	-
Total digital assets, December 31, 2021	$323,945,795	5,518